Noncontrolling Interests (Details) - shares	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Noncontrolling Interest [Line Items]
Percentage of noncontrolling interest based on weighted average shares	12.01%	12.02%
Limited partnership units issued (in shares)	31,800,000	31.6
Limited partnership units with mandatory hold period (in shares)	20,400,000
Repurchase of noncontrolling interest (shares)	134,383	6,000	0
Implied EA-1 operating partnership units issued in consideration	200,000	0.2
Partnership unite exchange, in shares	1	1
Griffin Capital Essential Asset Operating Partnership, L.P.
Noncontrolling Interest [Line Items]
Percentage of noncontrolling interests based on total shares	12.20%	12.08%